SHORT-TERM AND LONG-TERM LOANS (Short Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Short-term bank borrowings	$ 14,089,777	$ 64,013,835
Long-term bank borrowings - current portion		47,612,246
Short-term Debt, Total	14,089,777	111,626,081
Restricted cash	$ 15,800,000	$ 69,900,000
Average interest rate	2.48%	2.84%